Note 1 - Nature of the Business and Basis of Preparation (Details Textual) $ in Thousands, ¥ in Millions		1 Months Ended		2 Months Ended		4 Months Ended		9 Months Ended
	May 21, 2019 USD ($)	Jul. 03, 2019 USD ($)	Jul. 03, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Jul. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Proceeds from Issuance of Common Stock				$ 25,771				$ 44,957	$ 14,000
Wanchunbulin [Member]
Investment Agreement Amount		$ 14,537	¥ 100
Proceeds From Noncontrolling Interest, Percent		4.76%	4.76%
Proceeds From Noncontrolling Interest						$ 10,083	¥ 70
Jefferies [Member]
Stock Issued During Period, Shares, New Issues | shares					620,753
Proceeds from Issuance of Common Stock					$ 13,023
Jefferies [Member] | Maximum [Member]
Aggregate Offering Price, Sales Agreement	$ 30,000